Legal Proceedings (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Nov. 14, 2007	Oct. 13, 2006
Loss Contingencies [Line Items]
Terms of litigation settlement	By operation of law, post-judgment interest accrues on the judgment amount at the rate of six percent per annum from the date of entry of the judgment, which was November 14, 2007, until the judgment is paid, unless the judgment is set aside on appeal.
Braun/Hummel Lawsuit [Member]
Loss Contingencies [Line Items]
Jury award		$ 78
Litigation settlement, gross	$ 188